Leases - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about depreciated charge of right-of-use assets recognized in the consolidated statement of comprehensive income [abstract]
Depreciation charge of right-of-use assets	¥ 22,751